CONCESSIONS PAYABLE	12 Months Ended
Dec. 31, 2023
CONCESSIONS PAYABLE
CONCESSIONS PAYABLE
13.  CONCESSIONS PAYABLE

Accounting policy:

This account contains the balance of lease payments at issue in disputes with the granting authority. Upon transfer from the "lease" account, the initial registration is completed at the value of the installment at maturity. These values are then adjusted using the SELIC rate.

In this account, balances are maintained in installments with the Granting Authority. The initial registration is for the balance owed following the resolution of the dispute. These values are then adjusted using the SELIC rate.

Balances payable for granted concession rights ("Concessions and Grants"), initially recorded as a counterpart to intangible assets, are also recorded in this account (Note 11.2). The following measurement is performed at the effective rate.

	12/31/2023	12/31/2022
Disputed lease and concession:
Rumo Malha Oeste S.A.	2,206,945	1,957,149
	2,206,945	1,957,149

Lease installment payments:
Rumo Malha Paulista S.A.	1,067,256	1,138,076
	1,067,256	1,138,076
Concessions and grants:
Rumo Malha Sul S.A.	76,191	81,112
Rumo Malha Paulista S.A.	190,282	156,497
Rumo Malha Central S.A.	24,699	18,576
	291,172	256,185
Total	3,565,373	3,351,410
Current	250,971	256,759
Non-current	3,314,402	3,094,651
	3,565,373	3,351,410

a)        Disputed lease and concession:

On July 21, 2020, Rumo filed with the National Land Transport Agency (Agência Nacional de Transportes Terrestres – “ANTT”, a request to participate in a third-party rebidding process for the Concession Agreement entered into between Malha Oeste and the Federal Government, through the Ministry of Transport (“Rebidding Process”), in accordance with  Law No. 13,448 of June 5, 2017, and Decree No. 9,957 of August 8, 2019. An amendment to the concession agreement was signed, and as a result, the economic and financial rebalancing action filed by Rumo Malha Oeste against the Union, which had a decision of origin from the lower court and was awaiting a ruling from the Federal Regional Court, was suspended by joint decision of the parties.

The total amount of judicial deposits related to the cases is R$26,064 (R$24,125 as of December 31, 2022).

b)        Leases and grants within the scope of IFRS 16

	12/31/2023	12/31/2022
Leases:
Rumo Malha Sul S.A.	452,701	542,996
Rumo Malha Paulista S.A.	422,173	539,900
Rumo Malha Oeste S.A.	131,038	185,324
Portofer Transporte Ferroviário Ltda.	—	11,658
	1,005,912	1,279,878
Grants:
Rumo Malha Paulista S.A. (renewal)	919,011	732,727
Rumo Malha Central S.A.	940,456	792,374
	1,859,467	1,525,101
Total	2,865,379	2,804,979
Current	358,464	350,719
Non-current	2,506,915	2,454,260
	2,865,379	2,804,979